Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 32,864	$ 42,323	$ 43,011	$ 65,605	$ 38,264	$ 59,568
Cost of goods sold	20,840	173	30,796	7,752	19,744	104,729
Gross profit (loss)	12,024	42,150	12,215	57,853	18,520	(45,161)
Operating expenses:
General and administrative	387,807	368,146	769,190	1,108,572	2,294,284	3,960,791
Professional fees	113,805	306,194	284,855	525,657	915,217	3,878,006
Depreciation expense	12,172	13,114	24,657	22,998	40,321	33,610
Total operating expenses	513,784	687,454	1,078,702	1,657,227	3,249,822	7,872,407
Operating loss	(501,760)	(645,304)	(1,066,487)	(1,599,374)	(3,231,302)	(7,917,568)
Other income (expense):
Sublease income	1,000	7,500	1,000	14,500	27,000
Loss on disposal of fixed assets					(71,487)
Gain on early extinguishment of debt			121,372
Interest income		1,244	41	1,558	2,358
Interest expense	(190,730)	(116,634)	(356,922)	(210,095)	(511,131)	(47,592)
Total other expense	(189,730)	(107,890)	(234,509)	(194,037)	(553,260)	(47,592)
Net loss	(691,490)	(753,194)	(1,300,996)	(1,793,411)	(3,784,562)	(7,965,160)
Other comprehensive loss:
Loss on foreign currency translation	(12,332)	(5,779)	4,472	(5,419)	(11,477)	(36,622)
Net other comprehensive loss	(703,822)	(758,973)	(1,296,524)	(1,798,830)	(3,796,039)	(8,001,782)
Series A convertible preferred stock declared ($0.60 per share)	(8,847)	12,616	(19,105)	(34,843)	(61,684)	(37,236)
Deemed dividend on common stock warrants, series A preferred stock						(1,502,330)
Net loss attributable to common shareholders	$ (712,669)	$ (746,357)	$ (1,315,629)	$ (1,833,673)	$ (3,857,723)	$ (9,541,348)
Weighted average number of common shares outstanding - basic	65,861,631	59,329,167	65,734,218	58,721,432
Net loss per share - basic and fully diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.20)
Weighted average number of common shares outstanding - basic and fully diluted	65,861,631	59,329,167	65,734,218	58,721,432	60,600,548	48,829,160
Net loss per share - fully diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Dividends declared per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00